                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ----------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wohl Capital Management
Address:   2180 Sand Hill Road #400
           Menlo Park, CA 94025

13F File Number: 28-11704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this Report on Behalf of Reporting Manager:

Name:    Daniel Wohl
Title:   Portfolio Manager
Phone:   (650) 233-1023

Signature, Place, and Date of Signing:


/s/ Daniel Wohl,                                   CA             May 10th, 2007
-------------------------------------   -----------------------   --------------
[Signature]                                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:           40

Form 13F Information Table Value Total:   $97,180.86
                                          (thousands)

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                           FORM 13F INFORMATION TABLE

            Column 1             Column 2  Column 3 Column 4     Column 5      Column 6  Column 7       Column 8
----------------------------------------------------------------------------------------------------------------------
                                 Title of   Cusip     Value  Shr/Prn  SH  PUT Investment   Other
        Name of Issuer             Class    Number   (x1000)  Amount PRN CALL Discretion Managers   Sole  Shared Other
----------------------------------------------------------------------------------------------------------------------
AMERICAN CARESOURCE HOLDING INC  COMM     02505A103      776  408651 SH       Sole                 408651
ANTARES PHARMA INC               COMM     036642106     1202  931850 SH       Sole                 931850
BARRY R G CORP OHIO              COMM     068798107     1887  181119 SH       Sole                 181119
BE AEROSPACE INC                 COMM     073302101     1870   59000 SH       Sole                  59000
CARDINAL HEALTH INC              COMM     14149Y108     8754  120000 SH       Sole                 120000
COINMACH SVC CORP INCOME DEP SEC COMM     19259W107     3411  175000 SH       Sole                 175000
CORE MARK HLDG CO INC            COMM     218681104     1862   52191 SH       Sole                  52191
CRAWFORD & CO CL A               COMM     224633206      365   65800 SH       Sole                  65800
CRAWFORD & CO CL B FORMERLY COMM COMM     224633107      608  104900 SH       Sole                 104900
CROWN MEDIA HLDGS INC CL A       COMM     228411104     1066  200000 SH       Sole                 200000
CYNOSURE INC CL A                COMM     232577205      404   14000 SH       Sole                  14000
EXPRESS SCRIPTS INC COM FORMERLY COMM     302182100     2825   35000 SH       Sole                  35000
FLOTEK INDS INC DEL              COMM     343389102    13250  464900 SH       Sole                 464900
FULL HOUSE RESORTS INC           COMM     359678109     1516  400000 SH       Sole                 400000
GIGAMEDIA LTD                    COMM     Y2711Y104      967   70000 SH       Sole                  70000
GREAT LAKES DREDGE & DOCK CORP N COMM     390607109      734  106500 SH       Sole                 106500
GREAT LAKES DREDGE & DOCK CORP N WARR     390607117      423  216807 SH       Sole                 216807
HEMOSENSE INC                    COMM     423691104      449   89700 SH       Sole                  89700
HIRSCH INTERNATIONAL CORP CL A   COMM     433550100     1197  349943 SH       Sole                 349943
I TRAX INC NEW FORMERLY I TRAX C COMM     45069D203     7027 1774500 SH       Sole                1774500
K V PHARMACEUTICAL CO CL A       COMM     482740206     4513  182500 SH       Sole                 182500
MEDTOX SCIENTIFIC INC            COMM     584977201      913   49500 SH       Sole                  49500
METROPOLITAN HEALTH NETWORKS INC COMM     592142103     2764 1381900 SH       Sole                1381900
NCI INC CL A                     COMM     62886K104     1997  135393 SH       Sole                 135393
OMEGA PROTEIN CORP               COMM     68210P107      204   29100 SH       Sole                  29100
OVERHILL FARMS INC               COMM     690212105     5348  750000 SH       Sole                 750000
PENFORD CORP                     COMM     707051108     1796   89185 SH       Sole                  89185
PINNACLE AIRL CORP               COMM     723443107     2680  155000 SH       Sole                 155000
PREMIER EXHIBITIONS INC          COMM     74051E102     3371  284500 SH       Sole                 284500
PRG SCHULTZ INTL INC COM NEW     COMM     69357C503     7645  535000 SH       Sole                 535000
PRICESMART INC                   COMM     741511109      892   58059 SH       Sole                  58059
RCM TECH INC NEW                 COMM     749360400      318   44572 SH       Sole                  44572
SHUTTERFLY INC COM DELAWARE      COMM     82568P304      708   44163 SH       Sole                  44163
SILVERLEAF RESORTS INC           COMM     828395103      208   44800 SH       Sole                  44800
SM&A                             COMM     78465D105     1605  226071 SH       Sole                 226071
SPECTRUM CONTROL INC             COMM     847615101     2846  231400 SH       Sole                 231400
TARRANT APPAREL GROUP            COMM     876289109      667  358767 SH       Sole                 358767
TRANSCEND SERVICES INC NEW       COMM     893929208     3925  381480 SH       Sole                 381480
UNIVERSAL PWR GROUP INC COM      COMM     913788105      147   29600 SH       Sole                  29600
WELLMAN INC                      COMM     949702104     4039 1121997 SH       Sole                1121997